Portfolio of Investments
Multi-Manager Value Strategies Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	1,356,409	47,772,725
CenturyLink, Inc.	348,485	4,206,214
GCI Liberty, Inc., Class A(a)	8,656	598,216
Verizon Communications, Inc.	226,050	12,242,868
Total		64,820,023
Entertainment 2.1%
Activision Blizzard, Inc.	4,932	286,697
Liberty Media Group LLC, Class C(a)	8,769	342,517
Madison Square Garden Co. (The), Class A(a)	1,307	350,041
Walt Disney Co. (The)	520,246	61,206,942
Total		62,186,197
Interactive Media & Services 1.9%
Alphabet, Inc., Class A(a)	25,013	33,498,660
Facebook, Inc., Class A(a)	126,178	24,285,480
Total		57,784,140
Media 3.9%
Altice U.S.A., Inc., Class A(a)	1,939	50,142
Charter Communications, Inc., Class A(a)	79,694	39,302,690
Comcast Corp., Class A	1,683,990	68,083,716
Discovery, Inc., Class A(a)	46,824	1,203,377
Discovery, Inc., Class C(a)	54,114	1,358,261
DISH Network Corp., Class A(a)	24,672	827,005
Fox Corp., Class A	31,894	980,422
Fox Corp., Class B	13,168	400,966
Interpublic Group of Companies, Inc. (The)	26,796	572,363
Liberty Broadband Corp., Class A(a)	2,117	261,831
Liberty Broadband Corp., Class C(a)	11,441	1,440,307
Liberty SiriusXM Group, Class A(a)	8,846	395,151
Liberty SiriusXM Group, Class C(a)	21,975	980,524
News Corp., Class A	41,973	506,824
News Corp., Class B	22,496	279,850
ViacomCBS, Inc., Class B	43,475	1,069,920
Total		117,713,349
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
Sprint Corp.(a)	98,038	900,969
T-Mobile U.S.A., Inc.(a)	42,136	3,798,982
Total		4,699,951
Total Communication Services		307,203,660
Consumer Discretionary 8.5%
Auto Components 0.8%
Autoliv, Inc.	15,492	1,033,781
BorgWarner, Inc.	632,113	19,974,771
Gentex Corp.	48,054	1,283,042
Goodyear Tire & Rubber Co. (The)	1	10
Lear Corp.	17,454	1,940,885
Veoneer, Inc.(a)	1,815	22,342
Total		24,254,831
Automobiles 1.1%
Ford Motor Co.	564,190	3,926,762
General Motors Co.	912,822	27,841,071
Harley-Davidson, Inc.	15,987	487,124
Total		32,254,957
Distributors 0.1%
Genuine Parts Co.	1,301	113,499
LKQ Corp.(a)	65,647	1,941,839
Total		2,055,338
Hotels, Restaurants & Leisure 0.6%
Aramark	45,023	1,564,099
Carnival Corp.	50,862	1,701,843
Hyatt Hotels Corp., Class A	5,864	449,182
McDonald’s Corp.	40,000	7,766,800
MGM Resorts International	82,729	2,031,824
Norwegian Cruise Line Holdings Ltd.(a)	61,399	2,287,727
Royal Caribbean Cruises Ltd.	46,676	3,753,217
Total		19,554,692
Multi-Manager Value Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.5%
D.R. Horton, Inc.	112,176	5,975,615
Garmin Ltd.	18,369	1,623,636
Lennar Corp., Class A	60,073	3,624,805
Lennar Corp., Class B	2,777	132,768
Mohawk Industries, Inc.(a)	20,238	2,451,834
Newell Brands, Inc.	40,989	632,460
NVR, Inc.(a)	6,900	25,303,542
PulteGroup, Inc.	82,663	3,323,053
Toll Brothers, Inc.	13,054	483,390
Whirlpool Corp.	19,222	2,457,725
Total		46,008,828
Internet & Direct Marketing Retail 0.7%
Booking Holdings, Inc.(a)	11,797	20,003,701
Multiline Retail 0.6%
Dollar Tree, Inc.(a)	18,831	1,563,538
Kohl’s Corp.	56,283	2,203,479
Target Corp.	142,446	14,671,938
Total		18,438,955
Specialty Retail 2.6%
Advance Auto Parts, Inc.	9,345	1,242,698
CarMax, Inc.(a)	9,737	850,138
Gap, Inc. (The)	35,318	506,107
Home Depot, Inc. (The)	92,500	20,150,200
O’Reilly Automotive, Inc.(a)	36,861	13,591,388
Tiffany & Co.	797	106,471
TJX Companies, Inc. (The)	683,578	40,877,964
Total		77,324,966
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	907,897	12,020,556
PVH Corp.	15,238	1,129,288
Ralph Lauren Corp.	14,960	1,578,430
Skechers U.S.A., Inc., Class A(a)	1,000	33,080
Tapestry, Inc.	18,622	436,686
Total		15,198,040
Total Consumer Discretionary		255,094,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 8.3%
Beverages 1.6%
Constellation Brands, Inc., Class A	7,910	1,363,526
Keurig Dr. Pepper, Inc.	33,975	947,223
Molson Coors Beverage Co., Class B	22,925	1,137,309
PepsiCo, Inc.	327,727	43,269,796
Total		46,717,854
Food & Staples Retailing 1.0%
Kroger Co. (The)	109,139	3,070,080
U.S. Foods Holding Corp.(a)	45,739	1,538,660
Walgreens Boots Alliance, Inc.	113,817	5,208,266
Walmart, Inc.	177,954	19,162,087
Total		28,979,093
Food Products 1.8%
Archer-Daniels-Midland Co.	334,168	12,581,425
Bunge Ltd.	20,487	961,865
ConAgra Foods, Inc.	20,743	553,631
Hershey Co. (The)	36,000	5,183,640
Ingredion, Inc.	9,157	762,778
JM Smucker Co. (The)	29,913	3,080,740
Kellogg Co.	107,865	6,522,596
Kraft Heinz Co. (The)	31,395	777,654
Mondelez International, Inc., Class A	343,251	18,123,653
Pilgrim’s Pride Corp.(a)	1,716	36,310
Post Holdings, Inc.(a)	15,143	1,533,380
Tyson Foods, Inc., Class A	39,855	2,703,365
Total		52,821,037
Household Products 2.4%
Kimberly-Clark Corp.	245,566	32,215,804
Procter & Gamble Co. (The)	362,891	41,090,148
Spectrum Brands Holdings, Inc.	670	36,106
Total		73,342,058
Personal Products 0.0%
Coty, Inc., Class A	33,118	305,679
Tobacco 1.5%
Philip Morris International, Inc.	542,898	44,447,059
Total Consumer Staples		246,612,780

2	Multi-Manager Value Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.2%
Energy Equipment & Services 0.2%
Baker Hughes Co.	70,381	1,132,430
Halliburton Co.	41,133	697,616
National Oilwell Varco, Inc.	42,273	790,928
Schlumberger Ltd.	76,510	2,072,656
TechnipFMC PLC	48,738	723,272
Total		5,416,902
Oil, Gas & Consumable Fuels 6.0%
Apache Corp.	120,592	3,005,153
Chevron Corp.	807,716	75,392,211
Cimarex Energy Co.	154,421	5,103,614
Concho Resources, Inc.	25,995	1,768,180
ConocoPhillips Co.	404,435	19,582,743
Continental Resources, Inc.	23,026	436,343
Devon Energy Corp.	64,549	1,048,276
Diamondback Energy, Inc.	18,047	1,118,914
EOG Resources, Inc.	17,961	1,136,213
Exxon Mobil Corp.	456,460	23,480,302
Hess Corp.	38,324	2,153,042
HollyFrontier Corp.	47,152	1,588,079
Kinder Morgan, Inc.	156,013	2,990,769
Marathon Oil Corp.	224,923	1,862,362
Marathon Petroleum Corp.	111,632	5,293,589
Murphy Oil Corp.	2,493	46,993
Noble Energy, Inc.	106,531	1,686,386
Occidental Petroleum Corp.	136,761	4,477,555
Parsley Energy, Inc., Class A	10,404	139,414
Phillips 66	44,696	3,345,943
Pioneer Natural Resources Co.	17,286	2,122,375
Suncor Energy, Inc.	250,000	6,900,000
Targa Resources Corp.	28,379	919,480
Valero Energy Corp.	189,609	12,561,596
Williams Companies, Inc. (The)	14,685	279,749
Total		178,439,281
Total Energy		183,856,183
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 22.9%
Banks 9.7%
Bank of America Corp.	1,528,623	43,565,756
CIT Group, Inc.	1,264	50,194
Citigroup, Inc.	877,552	55,689,450
Citizens Financial Group, Inc.	45,602	1,445,127
Comerica, Inc.	44,012	2,316,792
East West Bancorp, Inc.	4,007	155,231
Fifth Third Bancorp	149,775	3,654,510
First Republic Bank	168,111	16,906,923
Huntington Bancshares, Inc.	321,505	3,944,866
JPMorgan Chase & Co.	638,300	74,113,013
KeyCorp	118,987	1,945,438
M&T Bank Corp.	35,191	4,940,113
PacWest Bancorp	1,197	37,873
People’s United Financial, Inc.	86,094	1,204,455
PNC Financial Services Group, Inc. (The)	118,106	14,928,598
Prosperity Bancshares, Inc.	809	52,261
Regions Financial Corp.	203,115	2,746,115
Synovus Financial Corp.	3,517	102,063
Truist Financial Corp.	333,552	15,390,089
U.S. Bancorp	246,209	11,433,946
Wells Fargo & Co.	816,818	33,367,015
Zions Bancorp	35,661	1,424,657
Total		289,414,485
Capital Markets 4.1%
Bank of New York Mellon Corp. (The)	123,883	4,942,932
BlackRock, Inc.	14,700	6,806,247
Charles Schwab Corp. (The)	503,935	20,535,351
CME Group, Inc.	60,500	12,028,610
E*TRADE Financial Corp.	1,300	59,514
Franklin Resources, Inc.	70,815	1,540,935
Goldman Sachs Group, Inc. (The)	47,077	9,451,649
Invesco Ltd.	49,332	710,381
Janus Henderson Group PLC	4,217	89,400
KKR & Co., Inc., Class A	825,073	23,597,088
Morgan Stanley	619,333	27,888,565
Northern Trust Corp.	62,700	5,502,552

Multi-Manager Value Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
State Street Corp.	14,481	986,301
T. Rowe Price Group, Inc.	68,600	8,095,486
Total		122,235,011
Consumer Finance 1.0%
Ally Financial, Inc.	101,818	2,552,577
Capital One Financial Corp.	71,694	6,327,712
Discover Financial Services	257,479	16,885,473
Santander Consumer U.S.A. Holdings, Inc.	37,213	907,997
Synchrony Financial	58,358	1,698,218
Total		28,371,977
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B(a)	272,704	56,269,744
Equitable Holdings, Inc.	46,718	999,765
Jefferies Financial Group, Inc.	26,738	527,006
Voya Financial, Inc.	10,144	533,980
Total		58,330,495
Insurance 6.1%
Aflac, Inc.	56,466	2,419,568
Alleghany Corp.(a)	1,324	890,059
Allstate Corp. (The)	151,842	15,981,371
American Financial Group, Inc.	11,627	1,074,567
American International Group, Inc.	795,353	33,532,083
Arch Capital Group Ltd.(a)	34,061	1,377,086
Assurant, Inc.	7,430	895,984
Athene Holding Ltd., Class A(a)	10,089	416,171
Axis Capital Holdings Ltd.	3,614	202,818
Chubb Ltd.	130,729	18,959,627
CNA Financial Corp.	3,492	145,197
Everest Re Group Ltd.	4,525	1,121,657
Hartford Financial Services Group, Inc. (The)	437,441	21,850,178
Lincoln National Corp.	25,274	1,147,187
Loews Corp.	251,695	11,484,843
Marsh & McLennan Companies, Inc.	216,535	22,640,900
MetLife, Inc.	734,585	31,381,471
Old Republic International Corp.	55,409	1,092,666
Principal Financial Group, Inc.	146,834	6,517,961
Prudential Financial, Inc.	25,383	1,915,147
Reinsurance Group of America, Inc.	8,100	988,443
Common Stocks (continued)
Issuer	Shares	Value ($)
RenaissanceRe Holdings Ltd.	4,218	718,747
Travelers Companies, Inc. (The)	39,287	4,706,975
Unum Group	29,932	697,715
WR Berkley Corp.	11,115	746,261
Total		182,904,682
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp, Inc.	35,013	378,490
Total Financials		681,635,140
Health Care 13.7%
Biotechnology 0.8%
Alexion Pharmaceuticals, Inc.(a)	4,399	413,638
Biogen, Inc.(a)	5,289	1,631,075
Gilead Sciences, Inc.	283,898	19,691,165
Regeneron Pharmaceuticals, Inc.(a)	666	296,084
United Therapeutics Corp.(a)	824	84,839
Total		22,116,801
Health Care Equipment & Supplies 4.1%
Abbott Laboratories	653,064	50,305,520
Baxter International, Inc.	80,000	6,677,600
Becton Dickinson and Co.	4,814	1,144,865
Danaher Corp.	52,978	7,659,559
Dentsply Sirona, Inc.	13,803	679,660
Envista Holdings Corp.(a)	23,077	585,694
Medtronic PLC	523,619	52,712,725
STERIS PLC	8,419	1,335,422
Zimmer Biomet Holdings, Inc.	11,251	1,531,824
Total		122,632,869
Health Care Providers & Services 2.8%
Anthem, Inc.	43,806	11,262,085
Cardinal Health, Inc.	37,098	1,933,548
Centene Corp.(a)	52,743	2,796,434
Cigna Corp.	51,964	9,506,294
CVS Health Corp.	199,659	11,815,820
DaVita, Inc.(a)	39,208	3,043,325
Henry Schein, Inc.(a)	7,747	472,102
Humana, Inc.	69,312	22,157,660
Laboratory Corp. of America Holdings(a)	25,934	4,556,344
McKesson Corp.	21,294	2,978,179

4	Multi-Manager Value Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quest Diagnostics, Inc.	34,007	3,606,782
UnitedHealth Group, Inc.	30,000	7,648,800
Universal Health Services, Inc., Class B	18,410	2,278,053
Total		84,055,426
Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A(a)	1,423	500,925
IQVIA Holdings, Inc.(a)	9,711	1,354,587
PerkinElmer, Inc.	3,800	328,472
Syneos Health, Inc.(a)	202	12,797
Thermo Fisher Scientific, Inc.	107,939	31,388,661
Total		33,585,442
Pharmaceuticals 4.9%
Allergan PLC	17,109	3,262,173
Bristol-Myers Squibb Co.	232,000	13,701,920
Elanco Animal Health, Inc.(a)	4,327	118,560
Eli Lilly & Co.	86,800	10,948,084
Jazz Pharmaceuticals PLC(a)	7,690	881,120
Johnson & Johnson	208,800	28,079,424
Merck & Co., Inc.	308,000	23,580,480
Mylan NV(a)	148,431	2,551,529
Perrigo Co. PLC	15,360	778,598
Pfizer, Inc.	1,861,052	62,196,358
Total		146,098,246
Total Health Care		408,488,784
Industrials 9.8%
Aerospace & Defense 2.6%
Arconic, Inc.	75,959	2,229,397
General Dynamics Corp.	1,463	233,626
L3 Harris Technologies, Inc.	218	43,105
Lockheed Martin Corp.	62,850	23,246,329
Northrop Grumman Corp.	17,500	5,754,700
Textron, Inc.	69,891	2,837,575
United Technologies Corp.	323,891	42,296,926
Total		76,641,658
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.5%
FedEx Corp.	37,976	5,361,072
United Parcel Service, Inc., Class B	70,600	6,388,594
XPO Logistics, Inc.(a)	28,278	2,091,724
Total		13,841,390
Airlines 0.8%
Alaska Air Group, Inc.	27,774	1,401,476
Delta Air Lines, Inc.	100,418	4,632,282
JetBlue Airways Corp.(a)	75,188	1,186,467
Southwest Airlines Co.	50,330	2,324,743
United Airlines Holdings, Inc.(a)	245,604	15,126,750
Total		24,671,718
Building Products 0.2%
Fortune Brands Home & Security, Inc.	16,981	1,048,577
Johnson Controls International PLC	59,848	2,188,641
Owens Corning	29,428	1,662,388
Total		4,899,606
Commercial Services & Supplies 0.5%
Republic Services, Inc.	60,889	5,495,841
Waste Management, Inc.	89,400	9,906,414
Total		15,402,255
Construction & Engineering 0.1%
AECOM(a)	18,481	830,536
Arcosa, Inc.	6,736	289,378
Fluor Corp.	1	9
Jacobs Engineering Group, Inc.	14,085	1,300,609
Quanta Services, Inc.	16,374	624,341
Total		3,044,873
Electrical Equipment 0.4%
Acuity Brands, Inc.	575	59,145
Eaton Corp. PLC	138,104	12,528,795
nVent Electric PLC	3,199	76,808
Sensata Technologies Holding(a)	24,803	1,011,962
Total		13,676,710

Multi-Manager Value Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	12,783	1,857,242
General Electric Co.	164,154	1,785,996
Honeywell International, Inc.	191,490	31,053,933
Total		34,697,171
Machinery 2.3%
AGCO Corp.	14,889	899,742
Cummins, Inc.	44,524	6,736,036
Deere & Co.	38,800	6,071,424
Dover Corp.	13,740	1,411,648
Fortive Corp.	3,569	246,832
Oshkosh Corp.	13,550	977,632
PACCAR, Inc.	27,492	1,839,215
Parker-Hannifin Corp.	145,615	26,905,284
Pentair PLC	35,117	1,383,259
Snap-On, Inc.	12,106	1,752,343
Stanley Black & Decker, Inc.	31,743	4,561,469
Trane Technologies PLC	110,612	14,273,372
Westinghouse Air Brake Technologies Corp.	13,073	898,115
Total		67,956,371
Professional Services 0.1%
ManpowerGroup, Inc.	13,396	1,017,292
Nielsen Holdings PLC	53,588	975,838
Total		1,993,130
Road & Rail 1.1%
AMERCO	3,003	968,498
Kansas City Southern	22,859	3,444,394
Knight-Swift Transportation Holdings, Inc.	7,279	232,491
Norfolk Southern Corp.	40,728	7,426,751
Union Pacific Corp.	130,400	20,839,224
Total		32,911,358
Trading Companies & Distributors 0.0%
United Rentals, Inc.(a)	9,474	1,255,115
Total Industrials		290,991,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 11.9%
Communications Equipment 0.8%
Cisco Systems, Inc.	550,000	21,961,500
Juniper Networks, Inc.	45,526	966,062
Total		22,927,562
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.(a)	16,992	1,139,483
Avnet, Inc.	1,118	34,300
Corning, Inc.	148,987	3,554,830
Dolby Laboratories, Inc., Class A	6,676	438,613
Flex Ltd.(a)	121,415	1,348,921
FLIR Systems, Inc.	2,400	101,928
IPG Photonics Corp.(a)	2,585	329,949
Jabil, Inc.	729	23,364
SYNNEX Corp.	3,286	410,849
TE Connectivity Ltd.	37,233	3,085,499
Total		10,467,736
IT Services 2.8%
Accenture PLC, Class A	52,500	9,480,975
Akamai Technologies, Inc.(a)	1,528	132,187
Amdocs Ltd.	25,689	1,637,674
Automatic Data Processing, Inc.	55,415	8,574,917
CACI International, Inc., Class A(a)	388	95,068
Cognizant Technology Solutions Corp., Class A	188,380	11,477,993
DXC Technology Co.	79,101	1,907,125
Fidelity National Information Services, Inc.	188,790	26,377,739
Fiserv, Inc.(a)	16,104	1,761,134
Global Payments, Inc.	8,065	1,483,718
International Business Machines Corp.	142,000	18,481,300
Leidos Holdings, Inc.	23,948	2,458,262
Total		83,868,092
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	22,299	2,431,706
Broadcom, Inc.	45,075	12,288,347
Cypress Semiconductor Corp.	53,945	1,245,590
Intel Corp.	1,022,866	56,789,520
KLA Corp.	71,800	11,036,378
Lam Research Corp.	55,949	16,417,115

6	Multi-Manager Value Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marvell Technology Group Ltd.	62,925	1,340,303
Micron Technology, Inc.(a)	176,009	9,251,033
ON Semiconductor Corp.(a)	81,487	1,520,547
Qorvo, Inc.(a)	23,614	2,375,096
Skyworks Solutions, Inc.	22,647	2,268,776
Texas Instruments, Inc.	288,711	32,953,474
Total		149,917,885
Software 1.8%
Microsoft Corp.	331,242	53,664,517
SS&C Technologies Holdings, Inc.	11,282	626,151
Symantec Corp.	6,775	128,928
Total		54,419,596
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	80,250	21,937,140
Dell Technologies, Inc.(a)	1,780	72,019
Hewlett Packard Enterprise Co.	413,275	5,285,787
HP, Inc.	42,384	881,163
Western Digital Corp.	45,649	2,536,259
Xerox Holdings Corp.	69,106	2,225,213
Total		32,937,581
Total Information Technology		354,538,452
Materials 3.1%
Chemicals 2.1%
Air Products & Chemicals, Inc.	12,868	2,825,941
Albemarle Corp.	21,320	1,745,042
Axalta Coating Systems Ltd.(a)	214,838	5,353,763
Celanese Corp., Class A	1,497	140,329
CF Industries Holdings, Inc.	46,702	1,721,436
Corteva, Inc.	38,114	1,036,701
Dow, Inc.	170,281	6,881,055
DuPont de Nemours, Inc.	35,583	1,526,511
Eastman Chemical Co.	213,137	13,110,057
Huntsman Corp.	16,423	311,052
International Flavors & Fragrances, Inc.	1,700	203,626
Linde PLC	122,581	23,414,197
LyondellBasell Industries NV, Class A	23,012	1,644,437
Mosaic Co. (The)	41,470	706,234
Common Stocks (continued)
Issuer	Shares	Value ($)
Valvoline, Inc.	35,216	686,712
Westlake Chemical Corp.	13,430	750,334
Total		62,057,427
Construction Materials 0.2%
Martin Marietta Materials, Inc.	10,345	2,353,798
Vulcan Materials Co.	18,004	2,165,161
Total		4,518,959
Containers & Packaging 0.4%
Amcor PLC	15,829	147,526
Ball Corp.	5,081	358,007
International Paper Co.	73,012	2,698,524
Packaging Corp. of America	34,573	3,133,005
Sonoco Products Co.	88,433	4,263,355
WestRock Co.	83,737	2,784,255
Total		13,384,672
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	181,239	1,805,140
Newmont Corp.	64,615	2,883,768
Nucor Corp.	98,238	4,062,141
Reliance Steel & Aluminum Co.	20,889	2,136,736
Royal Gold, Inc.	3,882	374,497
Steel Dynamics, Inc.	59,208	1,576,709
Total		12,838,991
Total Materials		92,800,049
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.7%
AvalonBay Communities, Inc.	24,400	4,894,396
Crown Castle International Corp.	34,200	4,900,518
Digital Realty Trust, Inc.	84,000	10,089,240
Total		19,884,154
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	33,687	1,891,188
Howard Hughes Corporation(a)	1,499	161,712
Jones Lang LaSalle, Inc.	10,951	1,618,229
Total		3,671,129
Total Real Estate		23,555,283

Multi-Manager Value Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.0%
Electric Utilities 1.0%
American Electric Power Co., Inc.	86,400	7,712,064
Eversource Energy	86,200	7,452,852
NextEra Energy, Inc.	32,000	8,088,320
NRG Energy, Inc.	40,158	1,333,647
Xcel Energy, Inc.	116,825	7,280,534
Total		31,867,417
Independent Power and Renewable Electricity Producers 0.1%
Vistra Energy Corp	111,599	2,146,049
Multi-Utilities 0.9%
Ameren Corp.	92,000	7,268,000
CMS Energy Corp.	98,000	5,921,160
Dominion Energy, Inc.	59,000	4,612,620
MDU Resources Group, Inc.	11,170	309,744
WEC Energy Group, Inc.	90,500	8,355,865
Total		26,467,389
Total Utilities		60,480,855
Total Common Stocks (Cost $2,651,017,556)		2,905,256,849
Convertible Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Information Technology 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	3,225	3,350,775
Total Information Technology			3,350,775
Total Convertible Preferred Stocks (Cost $3,257,418)			3,350,775

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Mid Large Cap 0.3%
iShares Russell 1000 Value ETF	65,000	7,874,750
Total Exchange-Traded Equity Funds (Cost $8,928,328)		7,874,750

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 1.641%(b),(c)	61,895,427	61,895,427
Total Money Market Funds (Cost $61,895,427)		61,895,427
Total Investments in Securities (Cost: $2,725,098,729)		2,978,377,801
Other Assets & Liabilities, Net		(354,564)
Net Assets		2,978,023,237

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	68,513,047	313,478,172	(320,095,792)	61,895,427	8,133	—	834,964	61,895,427
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Multi-Manager Value Strategies Fund | Quarterly Report 2020